CTIVP® – Victory Sycamore Established Value Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – Victory Sycamore Established Value Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.4%
Issuer	Shares	Value ($)
Consumer Discretionary 9.1%
Automobile Components 2.6%
Aptiv PLC(a)	62,900	4,529,429
BorgWarner, Inc.	217,200	7,882,188
Total		12,411,617
Broadline Retail 1.4%
eBay, Inc.	100,300	6,530,533
Hotels, Restaurants & Leisure 2.6%
Darden Restaurants, Inc.	20,400	3,348,252
Expedia Group, Inc.(a)	18,600	2,753,172
Hilton Worldwide Holdings, Inc.	13,700	3,157,850
Yum! Brands, Inc.	21,900	3,059,649
Total		12,318,923
Specialty Retail 1.6%
Ross Stores, Inc.	49,700	7,480,347
Textiles, Apparel & Luxury Goods 0.9%
Ralph Lauren Corp.	20,800	4,032,496
Total Consumer Discretionary		42,773,916
Consumer Staples 5.8%
Consumer Staples Distribution & Retail 5.8%
BJ’s Wholesale Club Holdings, Inc.(a)	109,000	8,990,320
Target Corp.	56,200	8,759,332
U.S. Foods Holding Corp.(a)	157,100	9,661,650
Total		27,411,302
Total Consumer Staples		27,411,302
Energy 5.3%
Energy Equipment & Services 1.8%
Baker Hughes Co.	230,700	8,339,805
Oil, Gas & Consumable Fuels 3.5%
Chord Energy Corp.	38,200	4,974,786
Coterra Energy, Inc.	273,400	6,547,930
Devon Energy Corp.	135,500	5,300,760
Total		16,823,476
Total Energy		25,163,281
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 14.6%
Banks 2.4%
Huntington Bancshares, Inc.	327,900	4,820,130
Prosperity Bancshares, Inc.	88,100	6,349,367
Total		11,169,497
Capital Markets 2.6%
Bank of New York Mellon Corp. (The)	98,900	7,106,954
T. Rowe Price Group, Inc.	46,500	5,065,245
Total		12,172,199
Financial Services 1.0%
Global Payments, Inc.	48,200	4,936,644
Insurance 8.6%
American Financial Group, Inc.	54,700	7,362,620
Fidelity National Financial, Inc.	124,200	7,707,852
Hartford Financial Services Group, Inc. (The)	71,400	8,397,354
Old Republic International Corp.	190,400	6,743,968
Willis Towers Watson PLC	35,100	10,338,003
Total		40,549,797
Total Financials		68,828,137
Health Care 8.8%
Health Care Equipment & Supplies 4.3%
Cooper Cos, Inc. (The)(a)	68,600	7,569,324
Hologic, Inc.(a)	83,200	6,777,472
Zimmer Biomet Holdings, Inc.	54,900	5,926,455
Total		20,273,251
Health Care Providers & Services 2.0%
Quest Diagnostics, Inc.	59,700	9,268,425
Life Sciences Tools & Services 2.5%
Agilent Technologies, Inc.	35,900	5,330,432
ICON PLC(a)	22,300	6,407,013
Total		11,737,445
Total Health Care		41,279,121
Industrials 19.3%
Aerospace & Defense 1.6%
Textron, Inc.	88,300	7,821,614

CTIVP® – Victory Sycamore Established Value Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – Victory Sycamore Established Value Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 1.1%
Carrier Global Corp.	67,000	5,392,830
Commercial Services & Supplies 0.6%
Republic Services, Inc.	14,500	2,912,180
Electrical Equipment 1.6%
Hubbell, Inc.	5,100	2,184,585
Regal Rexnord Corp.	31,300	5,192,044
Total		7,376,629
Ground Transportation 3.9%
JB Hunt Transport Services, Inc.	38,000	6,548,540
Knight-Swift Transportation Holdings, Inc.	121,300	6,544,135
Landstar System, Inc.	27,600	5,212,812
Total		18,305,487
Machinery 4.2%
AGCO Corp.	55,100	5,392,086
Lincoln Electric Holdings, Inc.	18,300	3,513,966
Middleby Corp. (The)(a)	51,000	7,095,630
Xylem, Inc.	26,800	3,618,804
Total		19,620,486
Professional Services 6.3%
FTI Consulting, Inc.(a)	34,100	7,759,796
Genpact Ltd.	146,400	5,740,344
Leidos Holdings, Inc.	40,600	6,617,800
ManpowerGroup, Inc.	62,100	4,565,592
TransUnion	46,800	4,899,960
Total		29,583,492
Total Industrials		91,012,718
Information Technology 8.6%
Communications Equipment 1.0%
Motorola Solutions, Inc.	10,600	4,766,078
Electronic Equipment, Instruments & Components 3.1%
Flex Ltd.(a)	95,800	3,202,594
Trimble Navigation Ltd.(a)	91,700	5,693,653
Zebra Technologies Corp., Class A(a)	15,700	5,814,024
Total		14,710,271
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 2.3%
Akamai Technologies, Inc.(a)	58,400	5,895,480
Globant SA(a)	25,200	4,993,128
Total		10,888,608
Semiconductors & Semiconductor Equipment 2.2%
MKS Instruments, Inc.	49,700	5,402,887
ON Semiconductor Corp.(a)	66,400	4,821,304
Total		10,224,191
Total Information Technology		40,589,148
Materials 12.7%
Chemicals 5.2%
Axalta Coating Systems Ltd.(a)	178,100	6,445,439
CF Industries Holdings, Inc.	60,400	5,182,320
RPM International, Inc.	50,900	6,158,900
Westlake Corp.	45,900	6,898,311
Total		24,684,970
Containers & Packaging 5.9%
AptarGroup, Inc.	37,400	5,991,106
Avery Dennison Corp.	22,300	4,922,948
Crown Holdings, Inc.	100,400	9,626,352
Packaging Corp. of America	33,100	7,129,740
Total		27,670,146
Metals & Mining 1.6%
Franco-Nevada Corp.	62,500	7,765,625
Total Materials		60,120,741
Real Estate 9.9%
Health Care REITs 1.4%
Alexandria Real Estate Equities, Inc.	55,400	6,578,750
Industrial REITs 0.6%
Lineage, Inc.	40,000	3,135,200
Residential REITs 2.9%
Camden Property Trust	67,700	8,362,981
Equity LifeStyle Properties, Inc.	72,500	5,172,150
Total		13,535,131
Retail REITs 2.2%
NNN REIT, Inc.	214,800	10,415,652
CTIVP® – Victory Sycamore Established Value Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – Victory Sycamore Established Value Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 2.8%
Lamar Advertising Co., Class A	61,000	8,149,600
SBA Communications Corp.	20,500	4,934,350
Total		13,083,950
Total Real Estate		46,748,683
Utilities 4.3%
Electric Utilities 3.5%
Alliant Energy Corp.	184,600	11,203,374
Xcel Energy, Inc.	82,800	5,406,840
Total		16,610,214
Water Utilities 0.8%
American Water Works Co., Inc.	23,700	3,465,888
Total Utilities		20,076,102
Total Common Stocks (Cost $385,554,642)		464,003,149

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(b),(c)	7,693,748	7,692,979
Total Money Market Funds (Cost $7,692,181)		7,692,979
Total Investments in Securities (Cost: $393,246,823)		471,696,128
Other Assets & Liabilities, Net		(237,264)
Net Assets		471,458,864
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	4,819,781	62,491,968	(59,619,183)	413	7,692,979	103	383,748	7,693,748
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

CTIVP® – Victory Sycamore Established Value Fund  | 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7038_12_C01_(11/24)